Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 3,427,973	$ 3,137,623	$ 6,676,728	$ 6,121,474
Cost of revenues	2,301,099	2,108,617	4,480,345	4,144,581
Gross profit	1,126,874	1,029,006	2,196,383	1,976,893
Selling, general and administrative			1,049,132	969,333
Research and development	26,938	26,783	55,460	52,932
Operating income	588,825	509,544	1,091,791	954,628
Other (income) expense:
Interest, net			203,075	146,169
Gain on the sale of dialysis clinics	(24,647)		(33,961)
Income before income taxes	497,545	434,940	1,028,316	808,459
Income tax expense	172,241	148,856	309,318	273,260
Net Income	325,304	286,084	718,998	535,199
(Loss) gain related to cash flow hedges	12,525	(1,855)	8,242	2,129
Actuarial gains (losses) on defined benefit pension plans	4,370	1,782	8,743	3,565
(Loss) gain related to foreign currency translation	(168,412)	47,405	(47,616)	166,358
Income tax (expense) benefit related to components of other comprehensive income	(4,977)	(4,696)	(23,958)	(8,847)
Less: Net income attributable to noncontrolling interests	35,967	25,323	59,163	53,737
Income attributable to the Company	289,337	260,761	659,835	481,462
Current assets:
Cash and cash equivalents	677,378	449,253	677,378	449,253	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	2,932,835		2,932,835		2,798,318
Accounts receivable from related parties	206,500		206,500		111,008
Inventories	1,033,346		1,033,346		967,496
Prepaid expenses and other current assets	942,903		942,903		1,035,366
Deferred tax asset, current	270,382		270,382		325,539
Total current assets	6,063,344		6,063,344		5,695,019
Property, plant and equipment, net	2,798,792		2,798,792		2,629,701
Intangible assets	729,287		729,287		686,652
Goodwill	11,164,974		11,164,974		9,186,650
Deferred tax asset, non-current	87,856		87,856		88,159
Total assets	21,744,410		21,744,410		19,532,850
Current liabilities:
Accounts payable	515,404		515,404		541,423
Accounts payable to related parties	188,083		188,083		111,226
Accrued expenses and other current liabilities	1,727,294		1,727,294		1,704,273
Short-term borrowings and other financial liabilities	102,980		102,980		98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	52,212		52,212		28,013
Current portion of long-term debt and capital lease obligations	3,085,803		3,085,803		1,589,776
Income tax payable, current	165,878		165,878		162,354
Deferred tax liability, current	32,842		32,842		26,745
Total current liabilities	5,870,496		5,870,496		4,262,611
Total long-term debt less current maturities	5,542,925		5,542,925		5,494,810
Other liabilities	258,032		258,032		236,628
Pension liabilities	294,412		294,412		290,493
Income tax payable, non-current	175,535		175,535		189,000
Deferred tax liability, non-current	589,851		589,851		587,800
Total liabilities	12,731,251		12,731,251		11,061,342
Noncontrolling interests subject to put provisions	540,980		540,980		410,491
Company shareholders' equity	8,227,212		8,227,212		7,901,552
Noncontrolling interests not subject to put provisions	244,967		244,967		159,465
Total equity	8,472,179		8,472,179		8,061,017	7,523,911
Total liabilities and equity	21,744,410		21,744,410		19,532,850
Consolidated Statements of Comprehensive Income
Net Income	325,304	286,084	718,998	535,199
(Loss) gain related to cash flow hedges	12,525	(1,855)	8,242	2,129
Actuarial gains (losses) on defined benefit pension plans	4,370	1,782	8,743	3,565
(Loss) gain related to foreign currency translation	(168,412)	47,405	(47,616)	166,358
Income tax (expense) benefit related to components of other comprehensive income	(4,977)	(4,696)	(23,958)	(8,847)
Other comprehensive income (loss), net of tax	(156,494)	42,636	(54,589)	163,205
Total comprehensive income	168,810	328,720	664,409	698,404
Comprehensive income attributable to noncontrolling interests	(35,212)	(26,080)	(59,249)	(54,762)
Comprehensive income attributable to the Company	133,598	302,640	605,160	643,642
D GmbH [Member]
Current liabilities:
Total current liabilities					1,193,790
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative				2
Operating income				(2)
Other (income) expense:
Interest, net				(1,936)
Income before income taxes				1,934
Income tax expense				715
Net Income				1,219
Income attributable to the Company				1,219
Current assets:
Cash and cash equivalents		6		6
Consolidated Statements of Comprehensive Income
Net Income				1,219
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net			(3,412)
Income before income taxes			3,412
Income tax expense			1,250
Net Income			2,162
Income attributable to the Company			2,162
Current assets:
Cash and cash equivalents	1		1		1
Accounts receivable from related parties	1,269,897		1,269,897		1,273,649
Total current assets	1,269,898		1,269,898		1,273,650
Other assets	0		0
Total assets	1,269,898		1,269,898		1,273,650
Current liabilities:
Accounts payable to related parties	0		0		3,700
Accrued expenses and other current liabilities	29,770		29,770		29,771
Income tax payable, current	0		0		2,016
Total current liabilities	29,770		29,770		35,487
Total long-term debt less current maturities	1,174,863		1,174,863		1,177,329
Total liabilities	1,206,901		1,206,901		1,212,816
Company shareholders' equity	62,997		62,997		60,834
Total equity	62,997		62,997		60,834
Total liabilities and equity	1,269,898		1,269,898		1,273,650
Consolidated Statements of Comprehensive Income
Net Income			2,162
Total comprehensive income			2,162
Comprehensive income attributable to the Company			2,162	1,219
Guarantors [Member] | FMC Finance III [Member]
Consolidated Statements of Comprehensive Income
Total comprehensive income				1,219
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			5,066	36,236
Operating income			(5,066)	(36,236)
Other (income) expense:
Interest, net			103,541	40,063
Other, net			(817,512)	(611,365)
Income before income taxes			708,905	535,066
Income tax expense			49,070	53,604
Net Income			659,835	481,462
(Loss) gain related to cash flow hedges			(5,916)	(14,138)
Actuarial gains (losses) on defined benefit pension plans			8
(Loss) gain related to foreign currency translation			26,112	62,628
Income tax (expense) benefit related to components of other comprehensive income			3,427	5,215
Income attributable to the Company			659,835	481,462
Current assets:
Cash and cash equivalents	88,425	170	88,425	170	2
Accounts receivable from related parties	3,770,059		3,770,059		3,507,671
Prepaid expenses and other current assets	78,691		78,691		195,428
Deferred tax asset, current	137		137		32,466
Total current assets	3,937,312		3,937,312		3,735,567
Property, plant and equipment, net	588		588		356
Intangible assets	630		630		266
Deferred tax asset, non-current	37,657		37,657		15,923
Other assets	10,135,096		10,135,096		8,142,771
Total assets	14,111,283		14,111,283		11,894,883
Current liabilities:
Accounts payable	1,447		1,447		668
Accounts payable to related parties	1,593,625		1,593,625		1,547,946
Accrued expenses and other current liabilities	23,316		23,316		156,119
Short-term borrowings and other financial liabilities	63		63		94
Current portion of long-term debt and capital lease obligations	729,143		729,143		295,825
Income tax payable, current	114,053		114,053		128,218
Total current liabilities	2,461,647		2,461,647		2,128,870
Total long-term debt less current maturities	346,304		346,304		507,898
Long term borrowings from related parties	3,064,575		3,064,575		1,348,717
Other liabilities	5,371		5,371		2,424
Pension liabilities	5,922		5,922		5,163
Income tax payable, non-current	252		252		259
Total liabilities	5,884,071		5,884,071		3,993,331
Company shareholders' equity	8,227,212		8,227,212		7,901,552
Total equity	8,227,212		8,227,212		7,901,552
Total liabilities and equity	14,111,283		14,111,283		11,894,883
Consolidated Statements of Comprehensive Income
Net Income			659,835	481,462
(Loss) gain related to cash flow hedges			(5,916)	(14,138)
Actuarial gains (losses) on defined benefit pension plans			8
(Loss) gain related to foreign currency translation			26,112	62,628
Income tax (expense) benefit related to components of other comprehensive income			3,427	5,215
Other comprehensive income (loss), net of tax			23,631	53,705
Total comprehensive income			683,466	535,167
Comprehensive income attributable to the Company			683,466	535,167
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			928,262	934,792
Cost of revenues			587,675	584,172
Gross profit			340,587	350,620
Selling, general and administrative			104,788	97,705
Research and development			34,134	34,212
Operating income			201,665	218,703
Other (income) expense:
Interest, net			1,741	3,809
Other, net			130,561	144,905
Income before income taxes			69,363	69,989
Income tax expense			58,233	60,749
Net Income			11,130	9,240
(Loss) gain related to cash flow hedges			(9)	(69)
Actuarial gains (losses) on defined benefit pension plans			94
(Loss) gain related to foreign currency translation			18,886	15,159
Income tax (expense) benefit related to components of other comprehensive income			(51)	20
Income attributable to the Company			11,130	9,240
Current assets:
Cash and cash equivalents	427	83	427	83	144
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	152,609		152,609		143,313
Accounts receivable from related parties	1,215,051		1,215,051		1,058,327
Inventories	269,616		269,616		224,601
Prepaid expenses and other current assets	34,694		34,694		16,973
Total current assets	1,672,397		1,672,397		1,443,358
Property, plant and equipment, net	178,956		178,956		175,798
Intangible assets	53,875		53,875		54,811
Goodwill	52,337		52,337		53,788
Deferred tax asset, non-current	1,283		1,283		2,457
Other assets	654,872		654,872		653,871
Total assets	2,613,720		2,613,720		2,384,083
Current liabilities:
Accounts payable	32,752		32,752		26,463
Accounts payable to related parties	1,261,800		1,261,800		1,057,625
Accrued expenses and other current liabilities	119,203		119,203		102,410
Deferred tax liability, current	10,958		10,958		7,292
Total current liabilities	1,424,713		1,424,713
Long term borrowings from related parties	193,582		193,582		203,156
Other liabilities	12,963		12,963		12,977
Pension liabilities	148,930		148,930		146,555
Total liabilities	1,780,188		1,780,188		1,556,478
Company shareholders' equity	833,532		833,532		827,605
Total equity	833,532		833,532		827,605
Total liabilities and equity	2,613,720		2,613,720		2,384,083
Consolidated Statements of Comprehensive Income
Net Income			11,130	9,240
(Loss) gain related to cash flow hedges			(9)	(69)
Actuarial gains (losses) on defined benefit pension plans			94
(Loss) gain related to foreign currency translation			18,886	15,159
Income tax (expense) benefit related to components of other comprehensive income			(51)	20
Other comprehensive income (loss), net of tax			18,920	15,110
Total comprehensive income			30,050	24,350
Comprehensive income attributable to the Company			30,050	24,350
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			68,031	(52,627)
Operating income			(68,031)	52,627
Other (income) expense:
Interest, net			72,356	62,721
Other, net			(505,714)	(332,306)
Income before income taxes			365,327	322,212
Income tax expense			(55,383)	(3,982)
Net Income			420,710	326,194
(Loss) gain related to cash flow hedges			11,725	23,882
Actuarial gains (losses) on defined benefit pension plans			4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income			(7,993)	(10,795)
Income attributable to the Company			420,710	326,194
Current assets:
Accounts receivable from related parties	2,373,986		2,373,986		700,929
Prepaid expenses and other current assets	150		150		50
Total current assets	2,374,136		2,374,136		700,979
Other assets	11,083,662		11,083,662		10,995,245
Total assets	13,457,798		13,457,798		11,696,224
Current liabilities:
Accounts payable to related parties	3,132,166		3,132,166		1,557,976
Accrued expenses and other current liabilities	349,723		349,723		2,132
Current portion of long-term debt and capital lease obligations	1,173,207		1,173,207		1,142,224
Total current liabilities	4,655,096		4,655,096		2,702,332
Total long-term debt less current maturities	0		0		438,366
Long term borrowings from related parties	408,942		408,942		408,942
Other liabilities	0		0		183,839
Total liabilities	5,064,038		5,064,038		3,733,479
Company shareholders' equity	8,393,760		8,393,760		7,962,745
Total equity	8,393,760		8,393,760		7,962,745
Total liabilities and equity	13,457,798		13,457,798		11,696,224
Consolidated Statements of Comprehensive Income
Net Income			420,710	326,194
(Loss) gain related to cash flow hedges			11,725	23,882
Actuarial gains (losses) on defined benefit pension plans			4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income			(7,993)	(10,795)
Other comprehensive income (loss), net of tax			8,000	14,870
Total comprehensive income			428,710	341,064
Comprehensive income attributable to the Company			428,710	341,064
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			7,183,245	6,567,892
Cost of revenues			5,317,223	4,919,388
Gross profit			1,866,022	1,648,504
Selling, general and administrative			836,598	890,695
Research and development			21,326	18,720
Operating income			1,008,098	739,089
Other (income) expense:
Interest, net			28,849	47,235
Income before income taxes			1,118,849	691,854
Income tax expense			394,507	291,583
Net Income			724,342	400,271
(Loss) gain related to cash flow hedges			2,442	(7,546)
Actuarial gains (losses) on defined benefit pension plans			4,373
(Loss) gain related to foreign currency translation			(94,106)	89,180
Income tax (expense) benefit related to components of other comprehensive income			(19,341)	(3,287)
Income attributable to the Company			724,342	400,271
Current assets:
Cash and cash equivalents	590,150	448,994	590,150	448,994	457,145
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	2,780,226		2,780,226		2,655,005
Accounts receivable from related parties	7,494,977		7,494,977		4,214,468
Inventories	884,407		884,407		857,521
Prepaid expenses and other current assets	827,826		827,826		834,932
Deferred tax asset, current	273,750		273,750		266,164
Total current assets	12,851,336		12,851,336		9,285,235
Property, plant and equipment, net	2,727,691		2,727,691		2,560,913
Intangible assets	674,782		674,782		631,575
Goodwill	11,112,637		11,112,637		9,132,862
Deferred tax asset, non-current	107,532		107,532		125,462
Other assets	(6,781,098)		(6,781,098)		(6,082,225)
Total assets	20,692,880		20,692,880		15,653,822
Current liabilities:
Accounts payable	481,205		481,205		514,292
Accounts payable to related parties	10,232,255		10,232,255		6,697,551
Accrued expenses and other current liabilities	1,194,954		1,194,954		1,406,886
Short-term borrowings and other financial liabilities	102,917		102,917		98,707
Short Term Borrowings Due To Related Parties Current Acquisitions	(1,621)		(1,621)		(25,820)
Current portion of long-term debt and capital lease obligations	1,183,453		1,183,453		151,727
Income tax payable, current	65,973		65,973		32,120
Deferred tax liability, current	62,703		62,703		28,799
Total current liabilities	13,321,839		13,321,839		8,904,262
Total long-term debt less current maturities	7,509,431		7,509,431		7,372,794
Long term borrowings from related parties	(1,836,817)		(1,836,817)		(399,065)
Other liabilities	215,232		215,232		11,553
Pension liabilities	139,560		139,560		138,775
Income tax payable, non-current	59,020		59,020		50,309
Deferred tax liability, non-current	611,342		611,342		608,444
Total liabilities	20,019,607		20,019,607		16,687,072
Noncontrolling interests subject to put provisions	540,980		540,980
Company shareholders' equity	(112,674)		(112,674)		(1,603,206)
Noncontrolling interests not subject to put provisions	244,967		244,967
Total equity	132,293		132,293		(1,443,741)
Total liabilities and equity	20,692,880		20,692,880		15,653,822
Consolidated Statements of Comprehensive Income
Net Income			724,342	400,271
(Loss) gain related to cash flow hedges			2,442	(7,546)
Actuarial gains (losses) on defined benefit pension plans			4,373
(Loss) gain related to foreign currency translation			(94,106)	89,180
Income tax (expense) benefit related to components of other comprehensive income			(19,341)	(3,287)
Other comprehensive income (loss), net of tax			(106,632)	80,129
Total comprehensive income			617,710	480,400
Comprehensive income attributable to the Company			617,710	480,400
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,434,779)	(1,381,210)
Cost of revenues			(1,424,553)	(1,358,979)
Gross profit			(10,226)	(22,231)
Selling, general and administrative			34,649	(2,678)
Operating income			(44,875)	(19,553)
Other (income) expense:
Interest, net				(5,723)
Other, net			1,192,665	798,766
Income before income taxes			(1,237,540)	(812,596)
Income tax expense			(138,359)	(129,409)
Net Income			(1,099,181)	(683,187)
(Loss) gain related to foreign currency translation			1,492	(609)
Less: Net income attributable to noncontrolling interests			59,163	53,737
Income attributable to the Company			(1,158,344)	(736,924)
Current assets:
Cash and cash equivalents		0		0
Accounts receivable from related parties	(15,917,470)		(15,917,470)		(10,644,036)
Inventories	(120,677)		(120,677)		(114,626)
Prepaid expenses and other current assets	1,542		1,542		(12,017)
Deferred tax asset, current	(3,505)		(3,505)		26,909
Total current assets	(16,041,735)		(16,041,735)		(10,743,770)
Property, plant and equipment, net	(108,443)		(108,443)		(107,366)
Deferred tax asset, non-current	(58,616)		(58,616)		(55,683)
Other assets	(14,192,375)		(14,192,375)		(12,462,993)
Total assets	(30,401,169)		(30,401,169)		(23,369,812)
Current liabilities:
Accounts payable to related parties	(16,031,763)		(16,031,763)		(10,753,572)
Accrued expenses and other current liabilities	10,328		10,328		6,955
Short Term Borrowings Due To Related Parties Current Acquisitions	53,833		53,833		53,833
Income tax payable, current	(14,148)		(14,148)
Deferred tax liability, current	(40,819)		(40,819)		(9,346)
Total current liabilities	(16,022,569)		(16,022,569)		(10,702,130)
Total long-term debt less current maturities	(3,487,673)		(3,487,673)		(4,001,577)
Long term borrowings from related parties	(1,830,282)		(1,830,282)		(1,561,750)
Other liabilities	24,466		24,466		25,835
Income tax payable, non-current	113,995		113,995		138,432
Deferred tax liability, non-current	(21,491)		(21,491)		(20,644)
Total liabilities	(21,223,554)		(21,223,554)		(16,121,834)
Company shareholders' equity	(9,177,615)		(9,177,615)		(7,247,978)
Total equity	(9,177,615)		(9,177,615)		(7,247,978)
Total liabilities and equity	(30,401,169)		(30,401,169)		(23,369,812)
Consolidated Statements of Comprehensive Income
Net Income			(1,099,181)	(683,187)
(Loss) gain related to foreign currency translation			1,492	(609)
Other comprehensive income (loss), net of tax			1,492	(609)
Total comprehensive income			(1,097,689)	(683,796)
Comprehensive income attributable to noncontrolling interests			(59,249)	(54,762)
Comprehensive income attributable to the Company			$ (1,156,938)	$ (738,558)